INTERESTS IN OTHER ENTITIES - Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom (Details) - Santander UK Group Holdings plc - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Carrying value	£ 11,635	£ 11,635
Santander UK plc
Disclosure of subsidiaries [line items]
Carrying value	11,268	11,268
Value in use	15,053	11,683
Headroom	£ 3,785	£ 415
Increase in discount rate	4.31%	0.43%
Decrease in forecast cash flows	25.00%	4.00%
Value in use	Value in use [member]	Value in use [member]
Santander Financial Services plc
Disclosure of subsidiaries [line items]
Carrying value	£ 337	£ 337
Value in use	576	461
Headroom	£ 239	£ 124
Increase in discount rate	10.30%	5.80%
Decrease in forecast cash flows	42.00%	27.00%
Value in use	Value in use [member]	Value in use [member]